DEFERRED TECHNOLOGY EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Old Glory Holding Co [Member]
SCHEDULE OF DEFERRED COSTS
	March 31,	December 31,
	2026	2025

Deferred expenses	$4,189	$4,001
Accumulated amortization	(1,581)	(1,377)

Total	$2,608	$2,624

	December 31,
	2025	2024

Deferred expenses	$4,001	$4,034
Accumulated amortization	(1,377)	(879)

Total	$2,624	$3,155